Summary of Significant Accounting Policies - Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Fair value of Options granted during the year	$ 6.16	$ 8.70	$ 9.25
Risk-free rate of return	1.35%	1.32%	0.85%
Expected term in months	46 months	54 months	59 years
Expected volatility	40.00%	54.00%	62.00%